CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Income Statement [Abstract]
Basic net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.00)
Diluted net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.09)	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding - basic	191,559,596	105,285,299	248,631,193	8,666,533	100,230,066	92,692,696
Weighted average number of common shares outstanding - diluted	191,559,596	105,285,299	248,631,193	8,666,533	100,230,066	92,692,696